Cover	Oct. 28, 2022
Cover [Abstract]
Entity Registrant Name	DAVIDsTEA Inc.
Entity Central Index Key	0001627606
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 28, 2022
Entity File Number	001-37404
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1048842
Entity Address Address Line 1	5430 Ferrier
Entity Address Address Line 2	Town of Mount-Royal
Entity Address City Or Town	Québec
Entity Address Country	CA
Entity Address Postal Zip Code	H4P 1M2
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	873-0006
Security 12b Title	Common shares, no par value per share
Trading Symbol	DTEA
Security Exchange Name	NASDAQ